Additional information (Tables)	12 Months Ended
Dec. 31, 2022
Transaction And Integration Costs [Abstract]
Schedule Of Transaction and Integration Costs

	2022	2021
Termination fee	$150,000	$—
Legal and advisory fees	6,814	—
Other	520	—
	$157,334	$—